Organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization [Abstract]
Schedule of Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Namibox Limited (“Namibox HK”)	August, 2015	Hong Kong	100% owned by Jinxin Technology Holding Company	Investment holding
Shanghai Mihe Information Technology Co., Ltd. (“Shanghai Mihe”)	November, 2015	PRC	100% owned by Namibox HK	Investment holding
Variable Interest Entities (the “VIEs”)
Shanghai Jinxin Network Technology Co., Ltd. (“Shanghai Jinxin”)	April, 2014	PRC	Contractual arrangements	Provision of digital textbook subscription services
Held directly by Shanghai Jinxing
Zhongjiao Enshi Education Technology (Shanghai) Co., Ltd. (“Zhongjiao Enshi”)	June, 2019	PRC	52% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Pindu Education Technology Co., Ltd. (“Shanghai Pindu”)	October, 2020	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Shanghai Mouding Education Technology Co., Ltd. (“Shanghai Mouding”)	May, 2021	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Jingche Network Technology Co., Ltd. (“Shanghai Jingche”)	October, 2022	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services

Schedule of Comparative VIE Financials

Comparative VIE financials are set forth below:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Current assets	116,191	136,198	18,659
Non-current assets:	28,007	68,160	9,338
Total assets	144,198	204,358	27,997
Current liabilities:	46,862	72,837	9,979
Non-current liabilities:	5,396	4,659	638
Total liabilities	52,258	77,496	10,617
Net asset	91,940	126,862	17,380

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net income	55,162	88,692	34,921	4,784
Net cash provided by operating activities	32,885	62,560	27,650	3,788
Net cash used in investing activities	(26,894)	(34,290)	(19,270)	(2,640)
Net cash used in financing activities	—	(1,665)	—	—

Schedule of Quantitative Metrics of the VIE

Quantitative Metrics of the VIE, Shanghai Jinxin are set forth below:

	As of December 31, 2024
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	A	B	C	D	E	F=A+B+C+D+E		G=D/F

Cash and cash equivalents	10,995	678	21,759	59,154	—	92,586	12,684	64%
Other current assets	—	114	5,001	77,044	(12,160)	69,999	9,589	110%
Intercompany receivable from subsidiaries	189,107	—	—	—	(189,107)	—	—	N/	A
Intercompany receivable from WFOE	55,874	—	—	—	(55,874)	—	—	N/	A
Investment in WFOE	—	—	160,586	—	(160,586)	—	—	N/	A
Other non-current assets	12,504	33	—	68,160	—	80,697	11,056	84%
Total assets	268,480	825	187,346	204,358	(417,727)	243,282	33,329	84%
Other current liabilities	9,873	4,240	5	72,837	(12,161)	74,794	10,245	97%
Intercompany payables to parent company	—	55,874	189,107	—	(244,981)	—	—	N/	A
Non-current liabilities	—	—	—	4,659	—	4,659	639	100%
Total liabilities	9,873	60,114	189,112	77,496	(257,142)	79,453	10,884	98%
Total shareholders’ equity (deficit)	258,607	(59,289)	(1,766)	126,862	(160,585)	163,829	22,445	77%
Total liabilities and shareholders’ equity (deficit)	268,480	825	187,346	204,358	(417,727)	243,282	33,329	84%

Revenues	—	752	—	405,647	—	406,399	55,676	100%
Gross (loss) profit	(279)	634	—	116,589	—	116,944	16,021	100%
Total operating expenses	43	4,685	628	84,475	—	89,831	12,306	94%
Net income (loss)	2,852	(3,867)	(3,347)	34,921	—	30,559	4,185	114%
Total comprehensive income (loss)	2,852	(3,867)	(3,347)	34,921	—	30,559	4,185	114%

Net cash (used in) provided by operating activities	(22)	47	(1,910)	27,650	—	25,765	3,529	107%
Net cash used in investing activities	(11,141)	—	—	(19,270)	—	(30,411)	(4,166)	63%
Net cash provided by financing activities	22,100	—	—	—	—	22,100	3,028	—
	As of December 31, 2023
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB
	A	B	C	D	E	F=A+B+C+D+E	G=D/F
Cash and cash equivalents	58	631	23,668	50,775	—	75,132	68%
Other current assets	713	135	6,440	65,416	—	72,704	90%
Intercompany receivable from subsidiaries	186,176	—	—	—	(186,176)	—	N/	A
Intercompany receivable from WFOE	55,874	—	—	—	(55,874)	—	N/	A
Investment in WFOE	—	—	155,821	—	(155,821)	—	N/	A
Other non-current assets	—	71	—	28,007	—	28,078	100%
Total assets	242,821	837	185,929	144,198	(397,871)	175,914	82%
Other current liabilities	—	383	2,939	46,862	—	50,184	93%
Intercompany payables to parent company	—	55,874	186,176	—	(242,050)	—	N/	A
Non-current liabilities	—	—	—	5,396	—	5,396	100%
Total liabilities	—	56,257	189,115	52,258	(242,050)	55,580	94%
Total mezzanine equity and shareholders’ equity (deficit)	242,821	(55,420)	(3,186)	91,940	(155,821)	120,334	76%
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	242,821	837	185,929	144,198	(397,871)	175,914	82%

Revenues	—	19	—	379,802	—	379,821	100%
Gross profit	—	19	—	159,751	—	159,770	100%
Total operating expenses	32	5,675	83	73,927	—	79,717	93%
Net income (loss)	3,320	(5,585)	(2,935)	88,692	—	83,492	106%
Total comprehensive income (loss)	3,320	(5,585)	(2,935)	88,692	—	83,492	106%

Net cash (used in) provided by operating activities	(1,613)	(5,394)	1,142	62,560	—	56,695	110%
Net cash provided by (used in) investing activities	—	3,660	—	(34,290)	—	(30,630)	112%
Net cash used in financing activities	(713)	—	(3,501)	(1,665)	—	(5,879)	28%

	As of December 31, 2022
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB
	A	B	C	D	E	F=A+B+C+D+E	G=D/F
Cash and cash equivalents	2,384	2,365	26,028	24,169	—	54,946	44%
Other current assets	—	3,709	—	33,698	—	37,407	90%
Intercompany receivable from subsidiaries	182,101	—	—	—	(182,101)	—	N/	A
Intercompany receivable from WFOE	55,000	—		700	(55,700)	—	N/	A
Investment in WFOE	—	—	146,935	—	(146,935)	—	N/	A
Other non-current assets	—	127	—	28,908	—	29,035	100%
Total assets	239,485	6,201	172,963	87,475	(384,736)	121,388	72%
Other current liabilities	—	336	—	76,700	—	77,036	100%
Intercompany payables to parent company	—	55,000	182,101	—	(237,101)	—	N/	A
Intercompany payables to VIE	—	700	—	—	(700)	—	N/	A
Non-current liabilities	—	—	—	7,879	—	7,879	100%
Total liabilities	—	56,036	182,101	84,579	(237,801)	84,915	100%
Total mezzanine equity and shareholders’ equity (deficit)	239,485	(49,835)	(9,138)	2,896	(146,935)	36,473	8%
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	239,485	6,201	172,963	87,475	(384,736)	121,388	72%

Revenues	—	1,370	—	236,364	(1,293)	236,441	100%
Gross (loss) profit	—	(506)	—	99,054	(1,293)	97,255	102%
Total operating expenses	947	6,025	482	47,326	(1,293)	53,487	88%
Net income (loss)	15,896	(6,265)	(9,714)	55,162	—	55,079	100%
Total comprehensive income (loss)	15,896	(6,265)	(15,984)	55,162	—	48,809	113%

Net cash (used in) provided by operating activities	(756)	(5,546)	6,952	32,885	—	33,535	98%
Net cash provided by (used in) investing activities	—	3,042	—	(26,894)	—	(23,852)	113%
Net cash provided by financing activities	—	—	—	—	—	—	—